Prepayments and Other Receivables - Summary of Prepayments and Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ 9,314	¥ 9,231
Cost [member]
Disclosure of financial assets [Line Items]
Value added tax recoverable	3,662	1,746
Value added tax refundable	1,387	615
Subsidy receivable	1,450	762
Prepaid corporate income tax	139	283
Advance to suppliers	218	2,327
Prepaid aircraft operating lease rentals	319	382
Dividend receivable	183
Rebate receivables on aircraft acquisitions	944	1,489
Rental deposits	200	233
Amounts due from related parties (note 47(c)(i))	569	616
Deposits relating to aircraft held under operating leases	76	140
Others	365	838
Prepayments and other receivables	9,512	9,431
Impairment [member]
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ (198)	¥ (200)